Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.2	$ 0.2
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	1,526,113	74,656
Ordinary shares, shares outstanding (in Shares)	[1]	1,526,113	74,656
Management shares, par value (in Dollars per share)		$ 0.2	$ 0.2
Management shares, share issued (in Shares)		100
Management shares, share outstanding (in Shares)		100

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025.